Other Taxes (Parenthetical) (Detail) R$ in Millions	Jun. 30, 2018 BRL (R$)
Taxes on revenue (PIS and COFINS)
Taxes [Line Items]
Adjusted and unrecognized amount of credits	R$ 2,980